Related Parties - Summary of Aggregate Amounts of AB InBev's Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Non-current assets	$ 193,678	$ 199,891
Current assets	23,949	26,519
Non-current liabilities	104,104	115,707
Current liabilities	34,184	32,352
Result from operations	13,824	9,620	$ 16,098
Profit attributable to equity holders of AB InBev	4,670	1,405	9,171
Jointly controlled entities [member]
Disclosure of joint ventures [line items]
Non-current assets	8	8	10
Current assets	2	2	3
Non-current liabilities	9	9	11
Current liabilities	2	12	10
Result from operations	(3)	3	3
Profit attributable to equity holders of AB InBev	$ (2)	$ 3	$ 3